Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Series B Convertible Preferred Stock [Member]
Stockholders’ equity:
Recorded value of Series C Preferred Shares at June 30, 2015	$ 76,095	$ 76,095
Series C Convertible Preferred Stock [Member]
Stockholders’ equity:
Recorded value of Series C Preferred Shares at June 30, 2015	983,941
Cash and cash equivalents	2,475,726	$ 1,101,651
Grant funds receivable	39,300	79,341
Prepaid expenses and other current assets	39,894	44,503
Total current assets	2,554,920	1,225,495
Property and equipment, net	98,076	96,693
Deposits	11,010	11,010
Total assets	2,664,006	1,333,198
Accounts payable	111,041	55,616
Accrued expenses	13,000	52,490
Amounts payable to a related party (Note 11)	57,048	78,917
Total current liabilities	$ 181,089	$ 187,023
Commitments (Note 6)
Recorded value of Series C Preferred Shares at June 30, 2015		$ 76,095
Issued and outstanding shares – 31,950,813 at June 30, 2015 and December 31, 2014	$ 31,951	31,951
Additional paid-in capital	32,553,227	30,823,769
Accumulated deficit	(31,162,297)	(29,785,640)
Total stockholders’ equity	2,482,917	1,146,175
Total liabilities and stockholders’ equity	$ 2,664,006	$ 1,333,198